Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current provisions [abstract]
Provision for decommissioning costs	₨ 16,859	$ 205	₨ 13,384
Total	₨ 16,859	$ 205	₨ 13,384